Inventories - Schedule of Inventories (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Schedule of Inventories [Abstract]
Raw material	$ 2,091		$ 7,324
Work-in-process	4,823		15,863
Finished goods	9,047		24,564
Total	$ 15,961	$ 487	$ 47,751